Term Loan and Working Capital Revolver - Additional Information (Detail) (USD $)	1 Months Ended								9 Months Ended	12 Months Ended		1 Months Ended		9 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2010	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 14, 2010	Oct. 14, 2010 if the prepayment had occurred within one year after the funding date of Term Loan A	Oct. 14, 2010 if the prepayment occurs between one year and two years after the Term Loan A Funding	Oct. 14, 2010 if the prepayment occurs thereafter	Sep. 30, 2012 Term Loan A Installment	Dec. 31, 2011 Term Loan A Installment	Oct. 14, 2010 Term Loan A	Oct. 31, 2010 Term Loan B	May 31, 2010 Term Loan B	Sep. 30, 2012 Term Loan B	Dec. 31, 2011 Term Loan B	May 16, 2011 Term Loan B	Oct. 31, 2010 Working Capital Revolver	Sep. 30, 2012 Working Capital Revolver	Dec. 31, 2011 Working Capital Revolver	Oct. 14, 2010 Working Capital Revolver
Debt Instrument [Line Items]
Company entitled to borrow	$ 32,500,000				$ 12,500,000												$ 20,000,000			$ 20,000,000
Advance term loan											6,250,000
Increase of term loan												6,250,000	4,750,000
Remaining term loan maximum availability																11,000,000
Maturity date of term loan B														Extended from October 31, 2013 to April 30, 2014	Extended from October 31, 2013 to April 30, 2014
Interest rate on term loan											11.50%
Frequency of periodic payment monthly installments									33	33
Prepayment fee, percentage						5.00%	3.00%	1.00%
Warrants issued to Lenders to purchase common stock			82,715	87,420	39,773
Exercise price on warrants	11.00
Exercisable term of warrants	10 years
Fair value on warrants		415,000	415,000	415,000	389,000
Discount amortized to interest expense	366,000
An upfront fee payment to Lenders	62,500
Lenders hold warrants to purchase an aggregate of common stock														69,999	69,999
Additional debt instrument fee amount									50,000	50,000
Percentage of dollar value of the company to be maintain with Silicon Valley Bank	50.00%
Revolving line of credit expiry date																		Apr. 30, 2014	Apr. 30, 2014
Revolving line of credit in an aggregate amount of domestic accounts receivable																				85.00%
Interest rate on revolver loan																				2.50%
Interest rate on revolver loan with floor rate																	6.50%
Payment of upfront fee																	100,000
Payment of revolver loan with in one year after the effective date																				$ 200,000
Payment of revolver loan more than one year																				50.00%
Term loan prepayment fee after one to two years funding date									1.00%
Reduction of prepayment in connection with an acquisition									50.00%